Distribution of Total Assets by Business Segment (Detail) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Assets	$ 1,014,249	$ 949,538
Clinical Research
Segment Reporting Information [Line Items]
Assets	952,179	889,534
Central Laboratory
Segment Reporting Information [Line Items]
Assets	$ 62,070	$ 60,004